RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
5. RELATED PARTY TRANSACTIONS

As at December 31, 2018, the Company has amounts due to stockholders and directors of $38,628 [2017 - $38,628 and 2016 - $38,628]. These amounts are non-interest bearing and are due on demand.

As at December 31, 2018, the Company accrued director fees in the amount of $36,000 [2017 - $36,000 and 2016 - $36,000].